Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 122,993	$ 119,148
Gross unrealized gains	1,661	870
Gross unrealized losses	922	1,792
Fair value	123,732	118,226
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	22,815	21,473
Gross unrealized gains	359	219
Gross unrealized losses	64	152
Fair value	23,110	21,540
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	20,490	17,500
Gross unrealized gains	430	234
Gross unrealized losses	77	209
Fair value	20,843	17,525
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	49,111	47,156
Gross unrealized gains	483	214
Gross unrealized losses	558	994
Fair value	49,036	46,376
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,570	29,505
Gross unrealized gains	358	181
Gross unrealized losses	202	400
Fair value	27,726	29,286
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,007	3,514
Gross unrealized gains	31	22
Gross unrealized losses	21	37
Fair value	$ 3,017	$ 3,499